Cover (6-K)	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39670
Entity Registrant Name	PURETECH HEALTH PLC
Entity Central Index Key	0001782999
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31